Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS
(105.2%)
AUSTRALIA (9.5%)
Health Care (6.7%)
Cochlear Ltd.	30,999	$4,660,986
CSL Ltd.	22,200	4,602,537
		9,263,523
Real Estate (2.8%)
Goodman Group, REIT	280,600	3,776,028
		13,039,551
BRAZIL (4.8%)
Consumer Discretionary (2.3%)
MercadoLibre, Inc.(a)	1,800	3,203,118
Consumer Staples (2.5%)
Raia Drogasil SA	746,300	3,399,093
		6,602,211
CANADA (1.8%)
Industrials (1.8%)
Ritchie Bros Auctioneers, Inc.	43,400	2,562,764
CHINA (2.9%)
Health Care (2.9%)
Wuxi Biologics Cayman, Inc.(a)(b)	286,000	4,004,549
DENMARK (8.5%)
Health Care (3.3%)
Genmab AS(a)	11,200	4,459,217
Information Technology (2.3%)
SimCorp A/S	24,800	3,209,967
Utilities (2.9%)
Orsted AS(b)	21,200	4,026,453
		11,695,637
FRANCE (6.2%)
Consumer Staples (3.0%)
L'Oreal SA	11,700	4,116,061
Industrials (3.2%)
Alstom SA(a)	11,760	637,622
Schneider Electric SE	25,700	3,761,468
		4,399,090
		8,515,151
GERMANY (2.7%)
Financials (2.7%)
Deutsche Boerse AG	23,500	3,772,995

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

HONG KONG (5.8%)
Financials (3.8%)
AIA Group Ltd.	439,600	$5,300,146
Real Estate (2.0%)
Swire Properties Ltd.	941,400	2,728,765
		8,028,911
INDIA (5.3%)
Financials (2.8%)
Housing Development Finance Corp. Ltd.	116,800	3,798,294
Materials (2.5%)
Asian Paints Ltd.	105,800	3,493,404
		7,291,698
ISRAEL (4.7%)
Consumer Staples (1.9%)
Strauss Group Ltd.	93,600	2,668,613
Industrials (2.8%)
Kornit Digital Ltd.(a)	42,500	3,851,987
		6,520,600
ITALY (1.9%)
Consumer Discretionary (1.9%)
Brunello Cucinelli SpA(a)	65,300	2,613,938
JAPAN (9.8%)
Health Care (2.6%)
Chugai Pharmaceutical Co. Ltd.	66,900	3,500,819
Industrials (4.5%)
Nabtesco Corp.	69,500	3,117,631
Nihon M&A Center, Inc.	53,800	3,115,497
		6,233,128
Information Technology (2.7%)
Keyence Corp.	7,000	3,758,167
		13,492,114
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(c)(d)(e)	1,424,182	2
NETHERLANDS (8.5%)
Information Technology (5.2%)
Adyen NV(a)(b)	1,650	3,446,891
ASML Holding NV	6,800	3,630,206
		7,077,097
Materials (3.3%)
Koninklijke DSM NV	26,265	4,591,468
		11,668,565

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

NEW ZEALAND (4.8%)
Health Care (2.9%)
Fisher & Paykel Healthcare Corp. Ltd.	159,400	$3,919,728
Industrials (1.9%)
Auckland International Airport Ltd.(a)	500,400	2,662,081
		6,581,809
SINGAPORE (2.1%)
Financials (2.1%)
Oversea-Chinese Banking Corp. Ltd.	381,700	2,958,272
SPAIN (2.6%)
Consumer Discretionary (2.6%)
Industria de Diseno Textil SA	120,000	3,558,983
SWEDEN (2.8%)
Industrials (2.8%)
Atlas Copco AB, A Shares	71,000	3,851,986
SWITZERLAND (3.1%)
Consumer Staples (3.1%)
Nestle SA	38,510	4,316,839
TAIWAN (5.9%)
Industrials (2.3%)
Voltronic Power Technology Corp.	69,000	3,143,347
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,600	4,933,712
		8,077,059
UNITED KINGDOM (11.5%)
Financials (2.7%)
London Stock Exchange Group PLC	31,500	3,739,523
Industrials (2.7%)
Spirax-Sarco Engineering PLC	24,100	3,643,688
Information Technology (2.9%)
AVEVA Group PLC	79,300	3,935,603
Materials (3.2%)
Croda International PLC	52,000	4,467,768
		15,786,582
Total Common Stocks		144,940,216
SHORT-TERM INVESTMENT—1.2%
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	1,564,697	1,564,697
Total Short-Term Investment		1,564,697

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

Total Investments (Cost $141,143,101) —106.4%	146,504,913
Liabilities in Excess of Other Assets—(6.4)%	(8,761,039)
Net Assets—100.0%	$137,743,874

(a)	Non-income producing security.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Illiquid security.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2021.

(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares	Value
COMMON STOCKS
(100.1%)
AUSTRALIA (1.8%)
Real Estate (1.8%)
Goodman Group, REIT	95,000	$1,278,413
BELGIUM (3.1%)
Materials (3.1%)
Umicore SA	39,600	2,242,924
BRAZIL (1.5%)
Consumer Discretionary (0.6%)
YDUQS Participacoes SA	63,700	390,601
Financials (0.9%)
Banco Bradesco SA	166,408	658,162
		1,048,763
CHINA (6.6%)
Financials (1.9%)
Ping An Insurance Group Co. of China Ltd., H Shares	118,000	1,389,778
Health Care (4.7%)
Wuxi Biologics Cayman, Inc.(a)(b)	244,500	3,423,470
		4,813,248
DENMARK (7.4%)
Health Care (1.8%)
Novo Nordisk AS, Class B	19,200	1,337,629
Industrials (3.0%)
Vestas Wind Systems AS	10,000	2,147,177
Utilities (2.6%)
Orsted AS(a)	9,800	1,861,285
		5,346,091
FRANCE (7.5%)
Financials (1.4%)
AXA SA	47,700	1,056,762
Industrials (6.1%)
Alstom SA(b)	44,200	2,396,505
Schneider Electric SE	13,700	2,005,141
		4,401,646
		5,458,408
GERMANY (4.2%)
Information Technology (2.6%)
Infineon Technologies AG	47,900	1,919,044
Materials (1.6%)
Covestro AG(a)	17,100	1,161,634

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

		3,080,678
HONG KONG (2.4%)
Financials (2.4%)
AIA Group Ltd.	144,400	$1,740,994
INDONESIA (1.2%)
Financials (1.2%)
Bank Rakyat Indonesia Persero Tbk PT	2,920,200	865,743
ISRAEL (2.4%)
Industrials (2.4%)
Kornit Digital Ltd.(b)	19,400	1,758,319
KENYA (2.9%)
Communication Services (2.9%)
Safaricom PLC	6,502,800	2,091,787
NETHERLANDS (4.5%)
Information Technology (2.1%)
ASML Holding NV	2,900	1,548,176
Materials (2.4%)
Koninklijke DSM NV	9,749	1,704,253
		3,252,429
REPUBLIC OF IRELAND (1.4%)
Industrials (1.4%)
Kingspan Group PLC(b)	14,600	992,198
SOUTH KOREA
(4.4%)
Information Technology (4.4%)
Samsung SDI Co. Ltd.	4,900	3,201,173
TAIWAN (2.2%)
Industrials (2.2%)
Voltronic Power Technology Corp.	35,610	1,622,240
UNITED KINGDOM (10.5%)
Consumer Discretionary (1.3%)
Countryside Properties PLC(a)(b)	160,600	945,394
Health Care (5.6%)
AstraZeneca PLC	18,500	1,887,206
Clinigen Group PLC	116,500	1,214,644
GlaxoSmithKline PLC	50,500	937,850
		4,039,700
Industrials (3.6%)
John Laing Group PLC(a)	340,800	1,472,568
RELX PLC	47,300	1,171,076
		2,643,644
		7,628,738

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

UNITED STATES (36.1%)
Consumer Discretionary (1.8%)
Chegg, Inc.(b)	13,400	$1,276,484
Financials (2.7%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,900	1,946,035
Health Care (4.2%)
Merck & Co., Inc.	15,300	1,179,171
UnitedHealth Group, Inc.	5,600	1,868,048
		3,047,219
Industrials (8.9%)
Kansas City Southern	10,900	2,209,103
Tetra Tech, Inc.	21,900	2,662,383
Trane Technologies PLC	11,000	1,576,850
		6,448,336
Information Technology (8.9%)
Accenture PLC, Class A	6,200	1,499,904
Autodesk, Inc.(b)	5,100	1,414,893
Mastercard, Inc., Class A	5,600	1,771,224
salesforce.com, Inc.(b)	7,900	1,781,924
		6,467,945
Real Estate (6.8%)
American Tower Corp., REIT	3,700	841,232
Equinix, Inc., REIT	2,600	1,923,896
Prologis, Inc., REIT	21,300	2,198,160
		4,963,288
Utilities (2.8%)
NextEra Energy, Inc.	25,600	2,070,272
		26,219,579
Total Common Stocks		72,641,725
SHORT-TERM INVESTMENT—3.5%
UNITED STATES (3.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	2,559,120	2,559,120
Total Short-Term Investment		2,559,120
Total Investments (Cost $54,257,381) —103.6%		75,200,845
Liabilities in Excess of Other Assets—(3.6)%		(2,606,776)
Net Assets—100.0%		$72,594,069

(a)	Denotes a security issued under Regulation S or Rule 144A.

(b)	Non-income producing security.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (9.0%)
UNITED STATES (9.0%)
American Express Credit Account Master Trust, Series 2018-5, Class A, ABS (USD), 1M USD LIBOR + 0.340%, 0.47%, 12/15/2025 (a)	$880,000	$883,199
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class A3, ABS (USD), 3.15%, 03/20/2023	410,797	413,919
Discover Card Execution Note Trust, Series 2017-A7, Class A7, ABS (USD), 1M USD LIBOR + 0.360%, 0.49%, 04/15/2025 (a)	880,000	884,049
FirstKey Homes Trust, Series 2020-SFR2, Class A, ABS, (USD), 1.27%, 10/19/2037 (b)	584,000	586,846
Ford Credit Auto Lease Trust, Series 2019-B, Class A3, ABS (USD), 2.22%, 10/15/2022	956,000	964,089
Ford Credit Floorplan Master Owner Trust A
Series 2018-3, Class A1, ABS (USD), 3.52%, 10/15/2023	537,000	549,422
Series 2019-3, Class A1, ABS (USD), 2.23%, 09/15/2024	1,090,000	1,124,728
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, ABS (USD), 1.01%, 07/22/2024	530,000	537,371
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, ABS (USD), 0.37%, 10/18/2024	940,000	942,743
Invitation Homes Trust, Series 2018-SFR2, Class A, ABS, FRN, 144A (USD), 1M USD LIBOR + 0.900%, 1.03%, 06/17/2037 (a)(b)	1,078,661	1,079,337
John Deere Owner Trust, Series 2020-B, Class A2, ABS (USD), 0.41%, 03/15/2023	991,000	992,164
Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A3, ABS (USD), 2.00%, 10/17/2022	1,104,000	1,116,957
Nissan Auto Lease Trust
Series 2019-B, Class A2A, ABS (USD), 2.27%, 10/15/2021	13,569	13,580
Series 2020-B, Class A3, ABS (USD), 0.43%, 10/16/2023	957,000	959,969
SLM Student Loan Trust
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 0.73%, 11/25/2027 (a)	139,755	139,715
Series 2012-3, Class A, ABS, (USD), 1M USD LIBOR + 0.650%, 0.78%, 12/27/2038 (a)	793,803	789,405
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 0.58%, 06/25/2043 (a)	896,121	887,248
Tesla Auto Lease Trust
(USD), 2.33%, 02/20/2024 (b)	928,000	951,793
Series 2019-A, Class D, ABS (USD), 3.37%, 01/20/2023 (b)	637,000	663,349
Towd Point Mortgage Trust
Series 2019-3, Class M2, ABS (USD), 4.25%, 02/25/2059 (a)(b)	904,557	1,009,349
Series 2020-2, Class M1B, ABS, VRN, 144A (USD), 3.00%, 04/25/2060 (a)(b)	787,000	810,322
Series 2020-4, Class A2, ABS, (USD), 2.50%, 10/25/2060 (b)	897,770	928,076
Verizon Owner Trust, Series 2020-C, Class A, ABS (USD), 0.41%, 04/21/2025	1,108,000	1,112,180
		18,339,810
Total Asset-Backed Securities		18,339,810
COMMERCIAL MORTGAGE-BACKED SECURITIES (12.3%)
UNITED STATES (12.3%)
BANK, Series 2018-BN11, Class C (USD), 4.38%, 03/15/2061 (a)	460,000	503,135
BX Trust, Series 2019-OC11, Class A (USD), 3.20%, 12/09/2041 (b)	992,707	1,093,540
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class B (USD), 3.67%, 11/15/2049 (a)	652,000	704,828
Commercial Mortgage Trust
Series 2014-CR20, Class A3 (USD), 3.33%, 11/10/2047	840,000	901,602
Series 2019-GC44, Class C (USD), 3.53%, 08/15/2057 (a)	645,206	658,719

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C, (USD), 4.39%, 11/15/2049 (a)	$741,000	$707,051
Federal Home Loan Mortgage Corp.
Series 2016-DNA2, Class M3, CMO, FRN (USD), 1M USD LIBOR + 4.650%, 4.78%, 10/25/2028 (a)	782,214	816,839
Series 2017-DNA1, Class M2, CMO (USD), 1M USD LIBOR + 3.250%, 3.38%, 07/25/2029 (a)	1,155,313	1,191,173
Series 2017-DNA2, Class M1, CMO (USD), 1M USD LIBOR + 1.200%, 1.33%, 10/25/2029 (a)	256,863	256,863
Federal National Mortgage Association
Series 2016-C02, Class 1M2, CMO (USD), 1M USD LIBOR + 6.000%, 6.13%, 09/25/2028 (a)	541,674	569,902
Series 2016-C04, Class 1M2, CMO, FRN (USD), 1M USD LIBOR + 4.250%, 4.38%, 01/25/2029 (a)	887,269	923,458
Freddie Mac STACR REMIC Trust, Freddie Mac STACR REMIC Trust 2020-DNA3 (USD), 1M USD LIBOR + 1.500%, 1.63%, 06/25/2050 (a)(b)	102,054	102,156
FREMF Mortgage Trust, Series 2018-K85, Class C (USD), 4.32%, 12/25/2050 (a)(b)	708,000	795,018
GS Mortgage Securities Trust, Series 2019-GC42, Class A3 (USD), 2.75%, 09/01/2052	662,000	714,313
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ4, Class A2, CMO, VRN, (USD), 3.00%, 01/25/2051 (a)(b)	570,543	585,660
JP Morgan Mortgage Trust
Series 2017-2, Class B3, CMO (USD), 3.68%, 05/25/2047 (a)(b)	956,829	988,963
Series 2019-9, Class B3, CMO (USD), 3.91%, 05/25/2050 (a)(b)	920,076	934,040
Series 2020-4, Class B2, CMO, VRN, 144A (USD), 3.76%, 11/25/2050 (a)(b)	556,415	590,974
Series 2020-5, Class A5, CMO, VRN (USD), 3.00%, 12/25/2050 (a)(b)	752,000	780,017
Series 2020-8, Class A3, CMO, VRN, (USD), 3.00%, 03/25/2051 (a)(b)	1,160,002	1,204,194
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, VRN (USD), 4.13%, 08/15/2046 (a)	740,000	785,573
Series 2014-C24, Class A4A1 (USD), 3.37%, 11/15/2047	984,000	1,056,611
Mill City Mortgage Loan Trust, Series 2019-1, Class M2, CMO, VRN, (USD), 3.50%, 10/25/2069 (a)(b)	814,500	888,905
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A (USD), 1M USD LIBOR + 0.700%, 0.83%, 11/15/2034 (a)(b)	965,000	965,305
Morgan Stanley Residential Mortgage Loan Trust, Series 2020-1, Class A2A, CMO, VRN, 144A (USD), 2.50%, 12/25/2050 (a)(b)	782,372	815,225
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 1A1, CMO, (USD), 5.70%, 03/25/2035 (a)	213,422	222,522
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	926,000	800,319
Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	562,000	430,605
UBS Commercial Mortgage Trust, Series 2017-C6, Class C (USD), 4.45%, 12/15/2050 (a)	577,000	625,935
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class B (USD), 4.32%, 08/15/2050	680,000	682,328
Series 2017-C40, Class AS, VRN (USD), 3.85%, 10/15/2050 (a)	315,000	353,556
Wells Fargo Mortgage Backed Securities Trust
Series 2020-3, Class B1, CMO, VRN (USD), 3.25%, 06/25/2050 (a)(b)	964,129	1,014,956
Series 2020-5, Class A1, CMO, VRN (USD), 2.50%, 09/25/2050 (a)(b)	723,666	751,192
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	568,395	581,569
		24,997,046
Total Commercial Mortgage-Backed Securities		24,997,046

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

NON-AGENCY MORTGAGE-BACKED SECURITIES (3.9%)
UNITED STATES (3.9%)
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	$277,823	$234,456
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 2.52%, 11/25/2035 (a)	142,522	138,838
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.12%, 10/25/2047 (a)(b)	1,170,307	1,238,800
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	227,471	233,013
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.25%, 01/25/2036 (a)	303,933	269,812
JP Morgan Mortgage Trust
Series 2005-A5, Class 2A2 (USD), 3.03%, 08/25/2035 (a)	224,460	232,952
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	286,866	300,774
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	11	12
Series 2018-6, Class B2 (USD), 3.92%, 12/25/2048 (a)(b)	949,883	994,319
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	695,703	747,966
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	355,726	367,121
Sequoia Mortgage Trust
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	615,100
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	936,921
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	498,511	524,663
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 (USD), 2.28%, 09/25/2037 (a)	263,062	270,996
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.93%, 08/25/2035 (a)	302,533	312,953
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.90%, 02/20/2045 (a)(b)	482,059	510,048
		7,928,744
Total Non-Agency Mortgage-Backed Securities		7,928,744
CORPORATE BONDS (24.6%)
CANADA (1.3%)
Commercial Banks (0.6%)
National Bank of Canada, (fixed rate to 11/15/2023, variable rate thereafter), VRN (USD), 0.55%, 11/15/2024	1,127,000	1,127,546
Metals & Mining (0.7%)
Teck Resources Ltd. (USD), 3.90%, 07/15/2030	1,365,000	1,511,194
		2,638,740
ITALY (1.0%)
Commercial Banks (1.0%)
UniCredit SpA (USD), 7.83%, 12/04/2023 (b)	1,800,000	2,113,883
JAPAN (1.3%)
Auto Manufacturers (0.6%)
Nissan Motor Co. Ltd. (USD), 4.35%, 09/17/2027 (b)	1,215,000	1,341,693
Commercial Banks (0.7%)
Sumitomo Mitsui Financial Group, Inc. (USD), 0.51%, 01/12/2024	1,345,000	1,347,905
		2,689,598

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

NETHERLANDS
(0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (b)	$887,000	$1,060,492
SOUTH KOREA
(0.6%)
Semiconductors (0.6%)
SK Hynix, Inc., 144A (USD), 1.00%, 01/19/2024 (b)	1,125,000	1,127,551
SPAIN (0.7%)
Commercial Banks (0.7%)
Banco Santander SA (USD), 2.75%, 05/28/2025	1,400,000	1,496,995
UNITED KINGDOM (2.4%)
Commercial Banks (2.4%)
HSBC Holdings PLC, (fixed rate to 09/22/2027, variable rate thereafter) (USD), 2.01%, 09/22/2028	1,865,000	1,901,948
Lloyds Banking Group PLC, (fixed rate to 07/09/2024, variable rate thereafter), VRN (USD), 3.87%, 07/09/2025	1,225,000	1,346,071
Natwest Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,450,000	1,597,222
		4,845,241
UNITED STATES (16.8%)
Aerospace & Defense (1.4%)
Boeing Co. (USD), 2.70%, 02/01/2027	2,045,000	2,116,502
Raytheon Technologies Corp. (USD), 6.05%, 06/01/2036	551,000	788,185
		2,904,687
Auto Manufacturers (1.4%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	930,000	1,228,121
Hyundai Capital America, 144A (USD), 0.80%, 01/08/2024 (b)	1,690,000	1,684,803
		2,912,924
Banks (0.4%)
JPMorgan Chase & Co. (USD), 1.00%, 02/04/2032	808,000	806,568
Building Materials (0.4%)
Carrier Global Corp. (USD), 3.38%, 04/05/2040	770,000	817,790
Commercial Banks (2.3%)
Bank of America Corp., (fixed rate to 06/19/2040, variable rate thereafter) (USD), 2.68%, 06/19/2041	1,131,000	1,130,154
Citigroup, Inc., (fixed rate to 04/08/2025, variable rate thereafter) (USD), 3.11%, 04/08/2026	2,200,000	2,387,966
JPMorgan Chase & Co., (fixed rate to 04/22/2030, variable rate thereafter) (USD), 2.52%, 04/22/2031	1,106,000	1,160,358
		4,678,478
Commercial Services & Supplies (0.3%)
PayPal Holdings, Inc. (USD), 3.25%, 06/01/2050	555,000	613,694
Computers & Peripherals (0.4%)
Apple, Inc. (USD), 2.40%, 08/20/2050	925,000	884,728

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

Diversified Telecommunication Services (1.6%)
T-Mobile USA, Inc. (USD), 3.30%, 02/15/2051 (b)	$710,000	$695,651
Verizon Communications, Inc. (USD), 4.50%, 08/10/2033	2,140,000	2,638,739
		3,334,390
Electric Utilities (3.7%)
AEP Texas, Inc., Series H (USD), 3.45%, 01/15/2050	580,000	630,273
IPALCO Enterprises, Inc. (USD), 4.25%, 05/01/2030 (b)	1,343,000	1,532,835
Mississippi Power Co. (USD), 3.95%, 03/30/2028	560,000	645,318
Pacific Gas and Electric Co. (USD), 4.55%, 07/01/2030	1,365,000	1,557,936
Southern California Edison Co., Series E (USD), 3.70%, 08/01/2025	2,270,000	2,523,499
Southwestern Public Service Co., Series 8 (USD), 3.15%, 05/01/2050	613,000	662,004
		7,551,865
Energy Equipment & Services (0.5%)
Western Midstream Operating LP (USD), 4.65%, 07/01/2026	970,000	1,018,500
Insurance (0.6%)
Athene Holding Ltd. (USD), 3.50%, 01/15/2031	1,130,000	1,187,495
Oil, Gas & Consumable Fuels (0.7%)
Chevron USA, Inc. (USD), 4.95%, 08/15/2047	590,000	802,959
Diamondback Energy, Inc. (USD), 3.25%, 12/01/2026	567,000	607,131
		1,410,090
Pharmaceutical (0.8%)
CVS Health Corp. (USD), 6.25%, 06/01/2027	1,270,000	1,613,637
Real Estate Investment Trust (REIT) Funds (0.5%)
American Tower Corp. (USD), 1.88%, 10/15/2030	1,105,000	1,093,178
Retail (0.6%)
Lowe's Cos., Inc. (USD), 3.00%, 10/15/2050	565,000	575,664
McDonald's Corp. (USD), 3.63%, 09/01/2049	470,000	529,770
		1,105,434
Semiconductors (0.8%)
Broadcom, Inc. (USD), 4.15%, 11/15/2030	1,335,000	1,512,141
Transportation (0.4%)
FedEx Corp. (USD), 5.25%, 05/15/2050	565,000	760,952
		34,206,551
Total Corporate Bonds		50,179,051
MUNICIPAL BONDS (7.8%)
UNITED STATES (7.8%)
CALIFORNIA (1.6%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.75%, 07/01/2034	565,000	794,593
(USD), 6.76%, 07/01/2034	1,660,000	2,482,016
		3,276,609
MASSACHUSETTS (0.1%)
State of Commonwealth of Massachusetts, Series H (USD), 2.90%, 09/01/2049	165,000	178,786
NEW YORK (5.1%)
City of New York NY (USD), 5.52%, 10/01/2037	1,935,000	2,722,158

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 5.18%, 11/15/2049	$225,000	$299,144
New York State Dormitory Authority (USD), 5.63%, 03/15/2039	2,470,000	3,281,642
New York State Dormitory Authority, Series B (USD), 3.14%, 07/01/2043	485,000	503,600
New York State Urban Development Corp (USD), 5.77%, 03/15/2039	1,065,000	1,358,653
State of New York State Thruway Authority, Series M (USD), 2.90%, 01/01/2035	2,015,000	2,227,703
		10,392,900
OHIO (1.0%)
JobsOhio Beverage System, Series A (USD), 2.83%, 01/01/2038	1,995,000	2,167,487
		16,015,782
Total Municipal Bonds		16,015,782
GOVERNMENT BONDS (3.5%)
CANADA (2.0%)
Canada Housing Trust No 1
(CAD), 2.35%, 09/15/2023 (b)(c)	2,460,000	2,026,232
(CAD), 1.95%, 12/15/2025 (b)(c)	2,455,000	2,042,080
		4,068,312
SUPRANATIONAL (1.5%)
International Bank for Reconstruction & Development (CAD), 0.63%, 01/14/2026	3,900,000	3,040,795
Total Government Bonds		7,109,107
U.S. AGENCIES (18.5%)
UNITED STATES (18.5%)
Federal Home Loan Mortgage Corp.
MBS (USD), 4.50%, 08/01/2046	364,246	399,212
MBS (USD), 4.00%, 01/01/2047	906,316	986,845
MBS (USD), 4.00%, 08/01/2048	1,278,539	1,405,667
MBS (USD), 3.50%, 07/01/2049	632,214	678,556
MBS (USD), 3.00%, 01/01/2050	1,499,555	1,627,580
MBS (USD), 3.00%, 05/01/2050	1,019,041	1,106,940
Federal National Mortgage Association
MBS (USD), 2.50%, 04/01/2032	658,461	698,593
MBS (USD), 3.50%, 05/01/2034	641,711	708,095
MBS (USD), 3.00%, 11/01/2035	1,466,746	1,568,317
MBS (USD), 3.50%, 12/01/2046	1,558,500	1,701,440
MBS (USD), 4.50%, 12/01/2046	652,829	716,577
MBS (USD), 4.00%, 05/01/2048	1,280,246	1,398,315
MBS (USD), 5.00%, 09/01/2048	394,008	434,946
MBS (USD), 3.50%, 12/01/2049	556,874	596,677
MBS (USD), 3.00%, 02/01/2050	1,729,859	1,850,357
MBS (USD), 4.00%, 03/01/2050	1,042,949	1,134,970
(USD), 3.50%, 06/01/2050	612,887	664,196
MBS (USD), 3.50%, 06/01/2050	678,619	730,176
MBS (USD), 3.00%, 07/01/2050	1,397,707	1,484,134
MBS (USD), 2.50%, 10/01/2050	1,132,879	1,195,817
MBS, TBA (USD), 2.00%, 02/01/2051	2,923,000	3,018,454
FREMF Mortgage Trust
Series 2018-K82, Class C, VRN, 144A (USD), 4.13%, 09/25/2028 (a)(b)	1,001,000	1,110,098
Series 2015-K45, Class C, VRN, (USD), 3.59%, 04/25/2048 (a)(b)	660,000	703,688
Series 2016-K57, Class C (USD), 3.92%, 08/25/2049 (a)(b)	1,077,000	1,170,853
Series 2017-K71, Class C (USD), 3.75%, 11/25/2050 (a)(b)	525,000	569,265
Series 2018-K81, Class C, VRN, 144A (USD), 4.17%, 09/25/2051 (a)(b)	519,000	576,810

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2019-K93, Class C, VRN, 144A (USD), 4.12%, 05/25/2052 (a)(b)	$684,000	$757,098
Government National Mortgage Association
MBS (USD), 4.50%, 06/20/2047	482,445	529,366
MBS (USD), 3.50%, 11/20/2047	809,148	880,285
MBS (USD), 3.50%, 02/20/2048	774,187	856,040
MBS (USD), 4.00%, 05/20/2048	1,063,689	1,176,752
MBS (USD), 4.00%, 09/20/2048	505,413	558,930
MBS (USD), 3.00%, 06/20/2050	1,807,214	1,950,036
MBS (USD), 3.50%, 06/20/2050	1,142,442	1,209,393
MBS, TBA (USD), 2.50%, 02/01/2051	1,436,000	1,511,110
		37,665,588
Total U.S. Agencies		37,665,588
U.S. TREASURIES (16.4%)
UNITED STATES (16.4%)
U.S. Treasury Bond (USD), 1.38%, 08/15/2050	8,320,400	7,435,058
U.S. Treasury Inflation Indexed Bond (USD), 0.25%, 02/15/2050 (d)	55	64
U.S. Treasury Note
(USD), 0.13%, 09/30/2022	9,283,400	9,285,576
(USD), 0.13%, 10/15/2023	5,724,400	5,719,257
(USD), 0.13%, 12/15/2023	2,548,700	2,545,315
(USD), 0.25%, 09/30/2025	4,667,500	4,637,781
(USD), 0.38%, 01/31/2026	2,080,900	2,073,910
(USD), 0.38%, 09/30/2027	1,295,000	1,266,621
(USD), 0.88%, 11/15/2030	506,800	497,298
		33,460,880
Total U.S. Treasuries		33,460,880
AGENCY MORTGAGE-BACKED SECURITIES (1.5%)
UNITED STATES (1.5%)
Federal Home Loan Mortgage Corp. (USD), 5.00%, 10/01/2041	235,739	268,759
Federal National Mortgage Association (USD), 4.50%, 07/01/2040	634,872	710,586
Government National Mortgage Association
(USD), 4.50%, 12/20/2045	478,526	536,042
(USD), 3.00%, 02/01/2051	1,458,000	1,528,736
		3,044,123
Total Agency Mortgage-Backed Securities		3,044,123
SHORT-TERM INVESTMENT—6.8%
UNITED STATES (6.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	13,936,793	13,936,793
Total Short-Term Investment		13,936,793
Total Investments (Cost $209,045,856) —104.3%		212,676,924
Liabilities in Excess of Other Assets—(4.3)%		(8,741,013)
Net Assets—100.0%		$203,935,911

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

(c)	This security is government guaranteed.
(d)	Inflation linked security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CMT	Constant Maturity Treasury
EUR	Euro Currency
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLC	Public Limited Company
RUB	Russian Ruble
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar
UYU	Uruguayan Peso

At January 31, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
Australian 10 Year Bond Futures	12	03/15/2021	$1,342,627	$1,337,755	$(4,872)
United States Treasury Note 6%—10 year	6	03/22/2021	822,750	822,188	(562)
United States Treasury Note 6%—2 year	29	03/31/2021	6,405,703	6,408,320	2,617
United States Treasury Note 6%—5 year	40	03/31/2021	5,034,469	5,035,000	531
United States Treasury Note 6%—Ultra Bond	28	03/22/2021	6,005,375	5,732,125	(273,250)
					$(275,536)
SHORT CONTRACT POSITIONS
(1.5%)
United States Treasury Note 6%—Ultra Long	(20)	03/22/2021	$(3,082,001)	$(3,076,563)	$5,438
					$(270,098)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

At January 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/02/2021	Barclays Bank plc	AUD	2,561,146	USD	1,911,755	$1,957,356	$45,601
02/02/2021	Citibank N.A.	AUD	569,007	USD	414,339	434,864	20,525
04/15/2021	HSBC Bank USA	AUD	195,955	USD	151,063	149,820	(1,243)
Canadian Dollar/United States Dollar
02/11/2021	Citibank N.A.	CAD	1,389,000	USD	1,092,164	1,086,252	(5,912)
02/12/2021	Barclays Bank plc	CAD	1,165,870	USD	915,816	911,759	(4,057)
02/12/2021	Royal Bank of Canada	CAD	4,181,404	USD	3,289,532	3,270,031	(19,501)
Chilean Peso/United States Dollar
03/10/2021	Citibank N.A.	CLP	1,510,470,000	USD	2,067,268	$2,056,561	$(10,707)
Hungarian Forint/United States Dollar
04/19/2021	Barclays Bank plc	HUF	607,980,000	USD	2,056,169	2,065,302	9,133
Indian Rupee/United States Dollar
02/08/2021	Barclays Bank plc	INR	150,270,000	USD	1,993,500	2,059,670	66,170
02/08/2021	JPMorgan Chase Bank N.A.	INR	76,003,000	USD	1,023,609	1,041,732	18,123
Japanese Yen/United States Dollar
03/11/2021	HSBC Bank USA	JPY	227,099,174	USD	2,180,139	2,168,888	(11,251)
03/16/2021	Barclays Bank plc	JPY	198,170,000	USD	1,922,794	1,892,716	(30,078)
Mexican Peso/United States Dollar
02/05/2021	Citibank N.A.	MXN	42,722,203	USD	2,145,359	2,083,656	(61,703)
02/05/2021	HSBC Bank USA	MXN	20,869,000	USD	1,060,664	1,017,827	(42,837)
New Russian Ruble/United States Dollar
03/01/2021	Barclays Bank plc	RUB	78,506,000	USD	1,042,023	1,035,297	(6,726)
03/01/2021	Citibank N.A.	RUB	154,908,790	USD	2,009,649	2,042,857	33,208
03/01/2021	JPMorgan Chase Bank N.A.	RUB	151,707,000	USD	2,050,926	2,000,634	(50,292)
Uruguayo Peso/United States Dollar
04/08/2021	Citibank N.A.	UYU	65,179,500	USD	1,519,572	1,525,380	5,808
04/08/2021	JPMorgan Chase Bank N.A.	UYU	21,755,500	USD	507,122	509,139	2,017
						$29,309,741	$(43,722)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
02/02/2021	Barclays Bank plc	USD	1,983,437	AUD	2,561,146	$1,957,356	$26,081
02/02/2021	JPMorgan Chase Bank N.A.	USD	407,517	AUD	569,007	434,864	(27,347)
04/15/2021	HSBC Bank USA	USD	151,638	AUD	195,955	149,820	1,818
United States Dollar/Canadian Dollar
02/12/2021	Barclays Bank plc	USD	3,057,077	CAD	3,913,867	3,060,806	(3,729)
02/12/2021	Citibank N.A.	USD	1,149,279	CAD	1,476,946	1,155,032	(5,753)
02/12/2021	HSBC Bank USA	USD	997,203	CAD	1,268,220	991,801	5,402
02/12/2021	Royal Bank of Canada	USD	6,075,914	CAD	7,908,540	6,184,805	(108,891)
04/12/2021	Citibank N.A.	USD	1,015,570	CAD	1,297,000	1,014,425	1,145
United States Dollar/Chilean Peso
03/10/2021	Citibank N.A.	USD	2,055,062	CLP	1,510,470,000	2,056,561	(1,499)
United States Dollar/Hungarian Forint
04/19/2021	Citibank N.A.	USD	2,053,248	HUF	607,980,000	2,065,302	(12,054)
United States Dollar/Indian Rupee
02/08/2021	HSBC Bank USA	USD	3,099,417	INR	226,273,000	3,101,402	(1,985)
United States Dollar/Japanese Yen
03/11/2021	Citibank N.A.	USD	2,200,217	JPY	227,099,174	2,168,887	31,330
United States Dollar/Mexican Peso
02/05/2021	Royal Bank of Canada	USD	1,049,971	MXN	20,786,000	1,013,779	36,192
United States Dollar/New Russian Ruble
03/01/2021	Barclays Bank plc	USD	1,020,677	RUB	76,265,000	1,005,744	14,933
03/01/2021	JPMorgan Chase Bank N.A.	USD	2,073,490	RUB	157,149,790	$2,072,411	$1,079
United States Dollar/Uruguayo Peso
04/08/2021	Citibank N.A.	USD	1,013,229	UYU	43,467,500	1,017,260	(4,031)
04/08/2021	JPMorgan Chase Bank N.A.	USD	1,013,229	UYU	43,467,500	1,017,260	(4,031)
						$30,467,515	$(51,340)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.1%)
ARGENTINA (0.3%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$503,125
BERMUDA (0.3%)
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, (USD), 7.63%, 10/15/2025 (a)(b)	492,516	528,223
BRAZIL (2.8%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	810,000	839,573
CSN Resources SA
(USD), 7.63%, 02/13/2023 (a)	265,000	275,205
(USD), 7.63%, 04/17/2026 (a)	314,000	337,450
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	669,000	718,171
Petrobras Global Finance BV
(USD), 5.09%, 01/15/2030	815,000	895,277
(USD), 5.60%, 01/03/2031	536,000	598,444
Rede D'or Finance Sarl
(USD), 4.95%, 01/17/2028 (a)	380,000	401,474
(USD), 4.50%, 01/22/2030 (a)	390,000	398,588
		4,464,182
CANADA (2.4%)
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (a)	1,370,000	1,441,240
GFL Environmental, Inc.
(USD), 3.75%, 08/01/2025 (a)	165,000	168,300
(USD), 5.13%, 12/15/2026 (a)	295,000	311,225
(USD), 4.00%, 08/01/2028 (a)	194,000	192,060
Teck Resources Ltd. (USD), 3.90%, 07/15/2030	931,000	1,030,712
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	720,000	732,254
		3,875,791
CHILE (0.3%)
VTR Finance (USD), 6.38%, 07/15/2028 (a)	442,000	478,531
CHINA (1.3%)
China Evergrande Group (USD), 9.50%, 04/11/2022 (a)	465,000	441,746
CIFI Holdings Group Co. Ltd. (USD), 6.45%, 11/07/2024 (a)	735,000	786,818
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	864,600
		2,093,164
CONGO (0.4%)
HTA Group Ltd. (USD), 7.00%, 12/18/2025 (a)	617,000	659,573
DOMINICAN REPUBLIC (0.5%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	799,433
EL SALVADOR (0.3%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	478,750
FRANCE (0.4%)
Adevinta ASA (EUR), 2.63%, 11/15/2025 (a)	135,000	167,024

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Altice France SA (USD), 7.38%, 05/01/2026 (a)	$473,000	$494,734
		661,758
GEORGIA (0.3%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	521,250
GERMANY (2.9%)
Deutsche Bank AG, (fixed rate to 04/30/2025, variable rate thereafter), VRN (USD), 7.50%, 04/30/2025 (c)	400,000	411,500
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN (GBP), 7.13%, 04/30/2026 (a)(c)	300,000	414,144
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	372,076
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	757,023
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	784,000	958,848
Vertical Holdco GmbH
(EUR), 6.63%, 07/15/2028 (a)	249,000	321,315
(USD), 7.63%, 07/15/2028 (a)	200,000	215,750
Vertical Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	223,410
Vertical US Newco, Inc. (USD), 5.25%, 07/15/2027 (a)	200,000	208,947
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	300,000	357,408
(EUR), 2.50%, 10/23/2027 (a)	300,000	361,324
		4,601,745
IRELAND (0.8%)
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	1,190,000	1,247,001
ISRAEL (1.5%)
Teva Pharmaceutical Finance Co. BV, Series 2 (USD), 3.65%, 11/10/2021	710,000	716,212
Teva Pharmaceutical Finance Netherlands III BV
(USD), 7.13%, 01/31/2025	290,000	319,302
(USD), 3.15%, 10/01/2026	1,385,000	1,320,944
		2,356,458
ITALY (2.9%)
Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter) (EUR), 5.38%, 01/18/2028 (a)	1,200,000	1,261,121
Sofima Holding SpA
(EUR), 3.75%, 01/15/2028 (a)	231,000	281,409
FRN (EUR), 3 mo. Euribor + 4.000%, 4.00%, 01/15/2028 (a)(d)	100,000	121,780
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	2,333,906
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(c)	530,000	673,732
		4,671,948
JAMAICA (0.6%)
Digicel Group 0.5 Ltd., PIK (USD), 10.00%, 04/01/2024 (b)	919,129	863,981
JAPAN (1.0%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 6.00%, 07/19/2023 (a)(c)	1,620,000	1,583,550
LUXEMBOURG (2.7%)
Altice France Holding SA
(EUR), 8.00%, 05/15/2027 (a)	283,000	376,404
(USD), 10.50%, 05/15/2027 (a)	579,000	649,204
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(e)(f)	60,500	74
Garfunkelux Holdco 3 SA

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

(EUR), 6.75%, 11/01/2025 (a)	$231,000	$286,794
(GBP), 7.75%, 11/01/2025 (a)	240,000	335,932
Kleopatra Holdings 1 SCA, PIK (EUR), 8.50%, 06/30/2023 (a)(b)	913,055	1,117,289
LHMC Finco 2 Sarl, PIK (EUR), 7.25%, 10/02/2025 (a)(b)	270,400	269,682
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	987,000	1,185,796
		4,221,175
MEXICO (2.0%)
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027	1,000,000	1,028,750
(USD), 5.35%, 02/12/2028	1,580,000	1,515,220
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	750,000	671,250
		3,215,220
NETHERLANDS (3.2%)
Leaseplan Corporation NV, (fixed rate to 05/29/2024, variable rate thereafter), VRN (EUR), 7.38%, 05/29/2024 (a)(c)	250,000	322,282
Lincoln Financing SARL (EUR), 3.63%, 04/01/2024 (a)	743,000	903,922
OCI NV (USD), 5.25%, 11/01/2024 (a)	470,000	485,646
Stichting AK Rabobank Certificaten (EUR), 6.50%, 12/29/2049 (a)(c)	535,750	853,334
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	727,484
Ziggo Bond Co. BV
(EUR), 3.38%, 02/28/2030 (a)	732,000	885,458
(USD), 5.13%, 02/28/2030 (a)	200,000	208,582
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	724,000	754,701
		5,141,409
NIGERIA (0.5%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	814,150
PANAMA (0.6%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	935,805
REPUBLIC OF IRELAND (0.7%)
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	744,000	1,046,151
SOUTH AFRICA (0.5%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	785,000	802,757
SPAIN (1.0%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (c)	800,000	846,000
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	361,000	356,487
(EUR), 3.63%, 09/30/2025 (a)(d)	408,000	455,518
		1,658,005
SWEDEN (1.1%)
Intrum AB (EUR), 3.50%, 07/15/2026 (a)	806,000	967,753
Verisure Holding AB (EUR), 3.25%, 02/15/2027 (a)	333,000	406,027
Verisure Midholding AB (EUR), 5.25%, 02/15/2029 (a)	275,000	341,197
		1,714,977
TURKEY (2.0%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	619,000	623,989

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

KOC Holding AS (USD), 5.25%, 03/15/2023 (a)	$820,000	$845,420
Turk Telekomunikasyon (USD), 4.88%, 06/19/2024 (a)	740,000	766,519
Turkiye Garanti Bankasi (USD), 5.88%, 03/16/2023 (a)	200,000	207,926
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	460,980
Yapi ve Kredi Bankasi, (fixed rate to 01/22/2026, variable rate thereafter), VRN (USD), 7.88%, 01/22/2031 (a)	332,000	340,042
		3,244,876
UKRAINE (0.9%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	715,000	795,595
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	619,000	673,138
		1,468,733
UNITED KINGDOM (5.2%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	800,000	1,133,936
BP Capital Markets PLC, (fixed rate to 03/22/2030, variable rate thereafter), VRN (USD), 4.88%, 03/22/2030 (c)	830,000	904,534
BP Capital Markets PLC, (fixed rate to 06/22/2025, variable rate thereafter), VRN (USD), 4.38%, 06/22/2025 (c)	830,000	883,983
eG Global Finance PLC (EUR), 4.38%, 02/07/2025 (a)	700,000	835,723
Jerrold Finco PLC (GBP), 5.25%, 01/15/2027 (a)	447,000	606,792
MARB BondCo PLC (USD), 3.95%, 01/29/2031 (a)	667,000	664,332
Merlin Entertainments Ltd. (USD), 5.75%, 06/15/2026 (a)	695,000	721,063
TalkTalk Telecom Group PLC (GBP), 3.88%, 02/20/2025 (a)	750,000	998,089
Virgin Money UK PLC (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 8.00%, 12/08/2022 (a)(c)	1,065,000	1,489,299
		8,237,751
UNITED STATES (51.6%)
99 Escrow Issuer, Inc. (USD), 7.50%, 01/15/2026 (a)(g)	815,000	790,860
Academy Ltd. (USD), 6.00%, 11/15/2027 (a)	1,023,000	1,077,986
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	754,000	794,528
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	1,145,000	1,210,837
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	620,000	627,750
Adient US LLC (USD), 9.00%, 04/15/2025 (a)	643,000	719,356
Aethon United BR LP / Aethon United Finance Corp. (USD), 8.25%, 02/15/2026 (a)	558,000	570,555
Affinity Gaming (USD), 6.88%, 12/15/2027 (a)	1,155,000	1,212,750
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 5.25%, 08/15/2027 (a)	200,000	207,308
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (USD), 8.25%, 12/31/2028 (a)	818,000	832,487
Austin BidCo, Inc. (USD), 7.13%, 12/15/2028 (a)	1,241,000	1,285,986
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	725,000	924,999
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	531,000	588,083
Bausch Health Cos., Inc. (USD), 7.00%, 03/15/2024 (a)	106,000	108,353
Boyd Gaming Corp. (USD), 8.63%, 06/01/2025 (a)	745,000	823,225
Bruce Mansfield Unit 1 2007 Pass Through Trust (USD), 8.88%, 08/01/2023 (f)	951,000	—
Cable One, Inc. (USD), 4.00%, 11/15/2030 (a)	403,000	413,470
Carnival Corp.
(USD), 10.50%, 02/01/2026 (a)	665,000	771,400
(USD), 7.63%, 03/01/2026 (a)	156,000	164,970
CCM Merger, Inc. (USD), 6.38%, 05/01/2026 (a)	887,000	940,220
Cedar Fair LP (USD), 5.25%, 07/15/2029	507,000	507,461
ChampionX Corp. (USD), 6.38%, 05/01/2026	668,000	700,732
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	753,000	772,766
Cheniere Energy, Inc. (USD), 4.63%, 10/15/2028 (a)	327,000	342,124
Clean Harbors, Inc. (USD), 4.88%, 07/15/2027 (a)	570,000	600,136

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

CNX Resources Corp.
(USD), 7.25%, 03/14/2027 (a)	$118,000	$126,885
(USD), 6.00%, 01/15/2029 (a)	392,000	405,112
Colgate Energy Partners III LLC (USD), 7.75%, 02/15/2026 (a)	667,000	636,985
Commercial Metals Co. (USD), 3.88%, 02/15/2031	92,000	94,185
Comstock Resources, Inc. (USD), 9.75%, 08/15/2026	544,000	579,360
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2028 (a)	1,020,000	1,109,587
Continental Resources, Inc.
(USD), 4.38%, 01/15/2028	310,000	316,135
(USD), 5.75%, 01/15/2031 (a)	442,000	478,465
Cornerstone Building Brands, Inc.
(USD), 8.00%, 04/15/2026 (a)	700,000	731,500
(USD), 6.13%, 01/15/2029 (a)	542,000	566,390
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	1,260,000	1,213,059
CSC Holdings LLC
(USD), 5.75%, 01/15/2030 (a)	211,000	226,497
(USD), 4.63%, 12/01/2030 (a)	580,000	591,600
DISH DBS Corp. (USD), 5.88%, 07/15/2022	1,210,000	1,258,400
DISH Network Corp. (USD), 3.38%, 08/15/2026 (h)	500,000	461,046
Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F (USD), 6.75%, 05/15/2025 (c)	830,000	766,812
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (a)	699,000	736,431
EQM Midstream Partners LP (USD), 6.50%, 07/01/2027 (a)	343,000	367,283
EQT Corp.
(USD), 7.88%, 02/01/2025	280,000	329,966
(USD), 3.90%, 10/01/2027	335,000	347,981
ESH Hospitality, Inc. (USD), 4.63%, 10/01/2027 (a)	1,129,000	1,154,380
Fair Isaac Corp. (USD), 4.00%, 06/15/2028 (a)	507,000	522,818
Ford Motor Co.
(USD), 8.50%, 04/21/2023	827,000	926,653
(USD), 9.00%, 04/22/2025	1,189,000	1,449,094
(USD), 9.63%, 04/22/2030	422,000	598,054
Ford Motor Credit Co. LLC (USD), 3.38%, 11/13/2025	990,000	1,006,285
Frontier Communications Corp. (USD), 5.00%, 05/01/2028 (a)	819,000	849,201
FXI Holdings, Inc.
(USD), 7.88%, 11/01/2024 (a)	410,000	415,125
(USD), 12.25%, 11/15/2026 (a)	365,000	411,994
Gartner, Inc. (USD), 4.50%, 07/01/2028 (a)	635,000	669,735
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A (USD), 5.75%, 09/30/2027 (c)	981,000	1,034,464
Goodyear Tire & Rubber Co. (The) (USD), 9.50%, 05/31/2025	1,427,000	1,598,240
Hilcorp Energy I LP / Hilcorp Finance Co.
(USD), 5.75%, 02/01/2029 (a)	464,000	471,804
(USD), 6.00%, 02/01/2031 (a)	194,000	196,910
Howmet Aerospace, Inc. (USD), 6.88%, 05/01/2025	1,363,000	1,587,895
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (USD), 4.38%, 02/01/2029 (a)	814,000	808,221
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	722,000	889,150
Iron Mountain, Inc.
(USD), 5.25%, 03/15/2028 (a)	1,160,000	1,218,725
(USD), 5.00%, 07/15/2028 (a)	150,000	157,641
(USD), 5.25%, 07/15/2030 (a)	420,000	445,200
JBS Investments II GmbH (USD), 5.75%, 01/15/2028 (a)	674,000	714,494
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	795,000	903,040
Kraton Polymers LLC / Kraton Polymers Capital Corp. (USD), 4.25%, 12/15/2025 (a)	609,000	612,045
LogMeIn, Inc. (USD), 5.50%, 09/01/2027 (a)	628,000	657,045

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

Macy’s, Inc. (USD), 8.38%, 06/15/2025 (a)	$629,000	$696,618
Marriott Ownership Resorts, Inc. (USD), 4.75%, 01/15/2028	667,000	672,003
MDC Holdings, Inc. (USD), 3.85%, 01/15/2030	1,685,000	1,840,862
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	642,000	670,890
Minerals Technologies, Inc. (USD), 5.00%, 07/01/2028 (a)	768,000	806,400
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	504,000	426,772
MPT Operating Partnership LP / MPT Finance Corp. (GBP), 3.69%, 06/05/2028	782,000	1,161,143
Navient Corp. (USD), 6.50%, 06/15/2022	1,150,000	1,200,312
NCL Corp. Ltd.
(USD), 3.63%, 12/15/2024 (a)	350,000	309,750
(USD), 10.25%, 02/01/2026 (a)	1,097,000	1,272,520
(USD), 5.88%, 03/15/2026 (a)	222,000	219,642
Netflix, Inc. (USD), 5.88%, 11/15/2028	1,365,000	1,713,075
Nexstar Broadcasting, Inc. (USD), 4.75%, 11/01/2028 (a)	651,000	670,530
NRG Energy, Inc.
(USD), 3.38%, 02/15/2029 (a)	566,000	578,961
(USD), 3.63%, 02/15/2031 (a)	241,000	250,640
Occidental Petroleum Corp.
(USD), 3.50%, 06/15/2025	390,000	378,300
(USD), 5.88%, 09/01/2025	298,000	312,364
(USD), 5.50%, 12/01/2025	171,000	179,550
(USD), 3.00%, 02/15/2027	245,000	226,625
(USD), 6.38%, 09/01/2028	780,000	850,200
(USD), 6.63%, 09/01/2030	298,000	335,250
OneMain Finance Corp. (USD), 4.00%, 09/15/2030	677,000	681,881
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	1,560,000	1,645,800
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	1,096,200
(USD), 7.75%, 02/15/2031	1,020,000	1,122,000
Rattler Midstream LP (USD), 5.63%, 07/15/2025 (a)	984,000	1,030,740
Royal Caribbean Cruises Ltd.
(USD), 11.50%, 06/01/2025 (a)	350,000	403,561
(USD), 3.70%, 03/15/2028	365,000	318,463
Sabre GLBL, Inc. (USD), 7.38%, 09/01/2025 (a)	634,000	683,135
Sealed Air Corp. (USD), 4.00%, 12/01/2027 (a)	71,000	75,438
Sirius XM Radio, Inc. (USD), 5.50%, 07/01/2029 (a)	635,000	690,959
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	510,000	506,175
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	391,000	421,303
SM Energy Co. (USD), 5.00%, 01/15/2024	600,000	556,500
Spirit AeroSystems, Inc. (USD), 7.50%, 04/15/2025 (a)	611,000	655,426
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	920,000	938,483
(USD), 10.75%, 04/15/2027 (a)	215,000	208,518
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (a)	1,355,000	1,385,487
Sunoco LP / Sunoco Finance Corp. (USD), 4.50%, 05/15/2029 (a)	525,000	536,605
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (a)	—	—
Tenet Healthcare Corp. (USD), 4.88%, 01/01/2026 (a)	525,000	547,643
Townsquare Media, Inc. (USD), 6.88%, 02/01/2026 (a)	521,000	537,933
United Airlines 2020-1, Class B Pass Through Trust (USD), 4.88%, 07/15/2027 (i)	278,000	284,255
Univision Communications, Inc. (USD), 6.63%, 06/01/2027 (a)	618,000	650,445
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	1,113,000	1,179,780
Viking Cruises Ltd. (USD), 13.00%, 05/15/2025 (a)	540,000	628,563
Vistra Operations Co. LLC (USD), 5.63%, 02/15/2027 (a)	540,000	569,651
Wolverine World Wide, Inc. (USD), 6.38%, 05/15/2025 (a)	502,000	533,375

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

WPX Energy, Inc.
(USD), 5.75%, 06/01/2026	$286,000	$299,978
(USD), 5.25%, 10/15/2027	465,000	490,138
Wyndham Destinations, Inc. (USD), 5.65%, 04/01/2024	1,000,000	1,070,000
		82,151,076
ZAMBIA (1.1%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	672,000	686,368
(USD), 6.50%, 03/01/2024 (a)	955,000	975,093
		1,661,461
Total Corporate Bonds		146,702,009
BANK LOANS (0.2%)
UNITED KINGDOM (0.2%)
Froneri International Ltd., 2020 USD 2nd Lien Term Loan (USD), 5.87%, 01/31/2028	316,000	317,185
Total Bank Loans		317,185
COMMON STOCKS (0.0%)
UNITED KINGDOM (0.0%)
Brighthouse Financial, Inc.(f)(g)	35,521	—
Total Common Stocks		0
EXCHANGE-TRADED FUNDS (4.6%)
UNITED STATES (4.6%)
iShares iBoxx High Yield Corporate Bond ETF	85,000	7,392,450
Total Exchange-Traded Funds		7,392,450
SHORT-TERM INVESTMENT—2.1%
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(j)	3,373,619	3,373,619
Total Short-Term Investment		3,373,619
Total Investments (Cost $151,091,144) —99.0%		157,785,263
Other Assets in Excess of Liabilities—1.0%		1,560,032
Net Assets—100.0%		$159,345,295

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security is in default.
(f)	Illiquid security.
(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global High Income Fund

(h)	Convertible Bond
(i)	Sinkable security.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/01/2021	Citibank N.A.	GBP	4,992,000	USD	6,827,726	$6,839,790	$12,064
02/01/2021	UBS AG	GBP	458,000	USD	599,141	627,529	28,388
Euro/United States Dollar
02/01/2021	Citibank N.A.	EUR	13,825,000	USD	16,786,308	16,777,322	(8,986)
02/01/2021	Royal Bank of Canada (UK)	EUR	4,922,000	USD	5,961,391	5,973,091	11,700
02/01/2021	UBS AG	EUR	2,175,000	USD	2,586,470	2,639,470	53,000
						$32,857,202	$96,166

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/01/2021	Citibank N.A.	USD	5,800,032	GBP	4,467,000	$6,120,461	$(320,429)
02/01/2021	Royal Bank of Canada (UK)	USD	1,172,465	GBP	878,000	1,202,992	(30,527)
02/01/2021	UBS AG	USD	140,494	GBP	105,000	143,866	(3,372)
04/14/2021	Citibank N.A.	USD	6,830,699	GBP	4,992,000	6,842,478	(11,779)
United States Dollar/Euro
02/01/2021	Citibank N.A.	USD	773,453	EUR	655,000	794,875	(21,422)
02/01/2021	Royal Bank of Canada (UK)	USD	2,642,182	EUR	2,212,000	2,684,371	(42,189)
02/01/2021	UBS AG	USD	21,241,478	EUR	18,055,000	21,910,637	(669,159)
04/14/2021	Citibank N.A.	USD	16,813,902	EUR	13,825,000	16,803,967	9,935
						$56,503,647	$(1,088,942)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2021 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds' valuation procedures (the "Valuation Procedures") and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value ("NAV") based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

NQ Filing 2021

Notes to Statements of Investments (concluded)

January 31, 2021 (unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

NQ Filing 2021